Tax Status (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Tax Status
Determination letter obtained	true
Determination letter date	Jun. 01, 2015
Tax qualification status	us-gaap:QualifiedPlanMember